Consolidated Statements of Cash Flows	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (23,575,000)
Changes in current assets and current liabilities:
Net cash (used in) provided by operating activities	(20,083,000)
Cash Flows from Financing activities:
Net cash provided by financing activities	40,714,000
Cash, beginning of the period	22,076,000
Cash, end of period	7,390,000
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net loss	(5,492,051)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(46,643)
Change in fair value of warrant liability	4,617,084
Changes in current assets and current liabilities:
Prepaid expenses and other current assets	62,185
Accounts payable	69,799
Net cash (used in) provided by operating activities	(789,626)
Cash Flows from Financing activities:
Due to related party	51,446
Net cash provided by financing activities	51,446
Net Change in Cash	(738,180)
Cash, beginning of the period	1,295,380
Cash, end of period	557,200
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$ 5,492,053